Nature of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Invivyd, Inc., (formerly Adagio Therapeutics, Inc.) together with its consolidated subsidiaries (the “Company”), is a biopharmaceutical company on a mission to rapidly and perpetually deliver antibody-based therapies that protect vulnerable people from the devastating consequences of circulating viral threats, beginning with SARS-CoV-2 (“COVID-19”). The Company's technology works at the intersection of evolutionary virology, predictive modeling, and antibody engineering, and is designed to identify high-quality, long-lasting antibodies with a high barrier to viral escape. The Company is generating a robust pipeline of product candidates which could be used in prevention or treatment of serious viral diseases, starting with COVID-19 and expanding into influenza and other high-need indications.

In March 2023, the Company announced the election of VYD222 to advance into the clinic as a monoclonal antibody (“mAb”) therapeutic option for COVID-19 with a focus on serving vulnerable populations. The Company aims to leverage evolving COVID-19 regulatory paradigms and maximize efficiency to deliver this much-needed product for immunocompromised individuals and other vulnerable populations.

VYD222 is one of two mAb components of NVD200, a combination mAb product candidate that the Company previously selected for clinical advancement prior to evolution in the current global COVID-19 regulatory paradigm. The Company is prioritizing the clinical development of VYD222 instead of NVD200 with the aim of providing patients with a therapeutic option for COVID-19 as quickly and efficiently as possible. VYD222 was engineered from adintrevimab, the Company's investigational mAb that has a robust safety data package and demonstrated clinically meaningful results in global Phase 3 clinical trials for both the prevention and treatment of COVID-19.

Beyond VYD222, the Company continues to leverage its expanded lab capabilities and integrated discovery platform to produce additional candidates that will be optimized to stay ahead of the evolving SARS-CoV-2 virus. In addition, the Company continues to work with regulatory agencies to streamline the development and commercialization plans for novel antibodies to protect immunocompromised and other high-risk populations against the evolving SARS-CoV-2 virus.

The Company was incorporated in the State of Delaware in June 2020. The Company operates as a virtual company and maintains a corporate headquarters for general and administrative purposes only. In June 2022, and subsequently amended in September 2022, the Company entered into a lease for dedicated laboratory and office space in Newton, MA for research and development purposes. The Company performs research and development activities internally and engages third parties, including Adimab, LLC (“Adimab”), to perform ongoing research and development and other services on its behalf.

The Company is subject to a number of risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, completing clinical trials, the ability to raise additional capital to fund operations, obtaining regulatory approval for product candidates, market acceptance of products, competition from substitute products, protection of proprietary intellectual property, compliance with government regulations, the impact of COVID-19, dependence on key personnel, the ability to attract and retain qualified employees, and reliance on third-party organizations for the discovery, manufacturing, clinical and commercial success of its product candidates.

In July 2021, the Company effected a five-for-one stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios of each series of the Company’s preferred stock (see Note 10). Accordingly, all share and per share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and adjustment of the preferred stock conversion ratios.

In August 2021, the Company completed its initial public offering (“IPO”) pursuant to which it issued and sold 20,930,000 shares of its common stock, including 2,730,000 shares pursuant to the full exercise of the underwriters’ option to purchase additional shares. The aggregate net proceeds received by the Company from the IPO were approximately $327.5 million, after deducting underwriting discounts and commissions and offering expenses payable by the Company. Upon the closing of the IPO, all shares of the Company’s convertible preferred stock then outstanding converted into 84,722,420 shares of common stock (see Note 11).

The Company has not generated any revenue since inception. The Company’s product candidates require significant additional research and development efforts, including extensive clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and compliance-reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate revenue from product sales, including government supply contracts.

Substantial Doubt about Ability to Continue as a Going Concern

The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets, and the satisfaction of liabilities and commitments in the ordinary course of business. The Company has primarily funded its operations with proceeds from sales of convertible preferred stock and proceeds from the Company’s initial public offering of common stock. The Company has incurred losses and negative cash flows from operations since its inception, including a net loss of $241.3 million for the year ended December 31, 2022. As of December 31, 2022, the Company had an accumulated deficit of $533.4 million. The Company expects to continue to generate operating losses for the foreseeable future.

Subsequent to the original issuance of the consolidated financial statements for the year ended December 31, 2022, the Company continued to spend according to its operating plan in 2023. Based on current operating plans and excluding any contribution from revenues or external financing, the Company believes that its existing cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the fourth quarter of 2024. As such, excluding any contribution from revenues or external financing, the Company will not have sufficient cash and cash equivalents to fund its operating expenses and capital requirements beyond one year from the reissuance of these consolidated financial statements on February 9, 2024, and therefore, the Company has concluded that there is substantial doubt about its ability to continue as a going concern.

The Company will require additional funding through a combination of contribution from revenues, equity offerings, government or private-party grants, debt financings or other capital sources, including collaborations with other companies, strategic alliances and licensing arrangements to finance its future operations. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into collaborations or other arrangements. The terms of any financing may adversely affect the holdings or rights of the Company’s stockholders.

If the Company is unable to obtain sufficient capital, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Impact of COVID-19 on Our Operations

The full impact of the COVID-19 pandemic and the disease continues to evolve and change as of the date of this Annual Report on Form 10-K, and such impact will directly affect the potential commercial prospects of VYD222 and other product candidates for the prevention and treatment of COVID-19. The severity of the COVID-19 pandemic, the evolution of the disease and the continued emergence of variants of concern (“VoCs”), the availability, administration and acceptance of vaccines, monoclonal antibodies, antiviral agents and other therapeutic modalities, vaccine mandates by employers and/or local or national governments, and the potential development of “herd immunity” by the global population will affect the design and enrollment of the Company's clinical trials, the potential regulatory authorization or approval of the Company's product candidates and the commercialization of the Company's product candidates, if approved.

Similarly, it is not possible to determine the scale and rate of economic recovery from the pandemic, supply chain disruptions, and labor availability and costs, or the impact of other indirect factors that may be attributable to the pandemic. The ultimate extent of the impact of the COVID-19 pandemic on the Company's business, financial condition, operations and product development timelines and plans remains uncertain and will depend on future developments, including the duration and spread of outbreaks and the continued emergence of variants, its impact on the Company's clinical trial design and enrollment, trial sites, contract research organizations (“CROs”), contract development and manufacturing organizations (“CDMOs”), and other third parties with which the Company does business, as well as its impact on regulatory authorities and the Company's key scientific and management personnel. To date, the Company has experienced some delays and disruptions in its development activities as a result of the COVID-19 pandemic. Some of the Company's CROs, CDMOs and other service providers also continue to be impacted. The Company will continue to monitor developments as it addresses the disruptions, delays and uncertainties relating to the COVID-19 pandemic. If the financial markets and/or the overall economy are impacted for an extended period, the Company's results and operations may be materially adversely affected and may affect the Company's ability to raise capital.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The accompanying consolidated financial statements include the accounts of Invivyd, Inc. and its wholly owned subsidiaries, Invivyd Security Corporation, Invivyd Switzerland GmbH, and Invivyd Netherlands B.V. All intercompany accounts and transactions have been eliminated in consolidation. The Company views its operations and manages its business in one operating segment, which is the business of discovering, developing and commercializing differentiated products for the prevention and treatment of infectious diseases.